Expense Example - BNY Mellon Short Term Municipal Bond Fund	Mar. 31, 2024 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 314
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,104
Class D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	672
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	255
Expense Example, with Redemption, 10 Years	584
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	255
Expense Example, with Redemption, 10 Years	$ 584